Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Cash, demand deposits and checking accounts	$ 182,049	$ 217,181
Time deposits with less than three months maturity date	9,700	4,400
Cash and cash equivalents	$ 191,749	$ 221,581	$ 336,024	$ 184,938